Non-Cash Transactions	12 Months Ended
Dec. 31, 2020
Non-Cash Transactions [Abstract]
Non-Cash Transactions
48.	Statement of Cash Flows

(1)	Significant non-cash transactions for the years ended December 31, 2018, 2019, and 2020 are as follows:

Transactions		2018	2019	2020
		In millions of won
Transfer from construction-in-progress to other assets	￦	8,656,252	14,052,094	10,189,527
Recognition of asset retirement cost and related provision for decommissioning costs		310,272	2,425,668	895,507
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		482,699	376,103	395,921
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities		7,100,846	7,759,284	9,237,883
Transfer from inventory to stored nuclear fuel		—	1,129,374	1,055,974
Transfer of right-of-use assets due to change in accounting policy and others		—	5,364,647	291,334

(2)	Changes in liabilities incurred from financing activities for the years ended December 31, 2019, and 2020 are as follows:

		2019
				Non-cash changes
		Beginning balance	Cash flows	Increase	Changes in accounting policies	Effect of exchange rate fluctuations and others	Increase from the business combination	Ending balance
		In millions of won
Borrowings and debt securities	￦	61,034,626	6,342,074	—	—	496,940	2,900	67,876,540
Lease liabilities		283,806	(573,437)	218,800	4,943,584	197,380	—	5,070,133

	￦	61,318,432	5,768,637	218,800	4,943,584	694,080	2,900	72,946,673

		2020
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings and debt securities	￦	67,876,541	2,538,787	—	(690,747)	69,724,581
Lease liabilities		5,070,133	(613,977)	275,686	(110,746)	4,621,096

	￦	72,946,674	1,924,810	275,686	(801,493)	74,345,677